PROPERTY AND EQUIPMENT - Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 796,333	$ 56,564
Less: accumulated depreciation and amortization	$ (166,553)	(84,314)	(27,879)
Property and equipment, net	$ 440,660	712,019	28,685
Computer Hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		389,373	12,471
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		347,612	19,821
Warehouse Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		7,564	7,564
Warehouse Equipment Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		16,708	$ 16,708
Leasehold Improvements Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 35,076